Leases - Schedule of Finance Leased Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Equipment lease	$ 736,624	$ 736,624	$ 736,624
Less: Accumulated amortization	(716,547)	(544,575)	(200,633)
Leased equipment, net	$ 20,077	$ 192,049	$ 535,991